Schedule of accounts payable to related parties (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total	€ 151,988	€ 25,047
O S R San Raffaele Hospital [Member]
Related Party Transaction [Line Items]
Total	150,206	25,047
Richard Slansky [Member]
Related Party Transaction [Line Items]
Total	1,584
XDG Biomed LLC [Member]
Related Party Transaction [Line Items]
Total	€ 198